Federated Hermes MDT All Cap Core Fund
Portfolio of Investments
October 31, 2025 (unaudited)
Shares			Value
		COMMON STOCKS—97.8%
		Communication Services—9.8%
446,936		Alphabet, Inc., Class A	$ 125,673,934
151,257	[1]	CarGurus, Inc.	5,312,146
293,955		Fox Corp.	19,004,191
107,270		Meta Platforms, Inc.	69,548,504
23,125	[1]	Netflix, Inc.	25,873,637
59,064	[1]	Reddit, Inc.	12,341,423
141,893	[1]	ROBLOX Corp.	16,136,072
2,151	[1]	Spotify Technology S.A.	1,409,593
11,639		T-Mobile USA, Inc.	2,444,772
		TOTAL	277,744,272
		Consumer Discretionary—10.5%
580,702		Advance Auto Parts, Inc.	27,368,485
335,816	[1]	Amazon.com, Inc.	82,012,984
564	[1]	AutoZone, Inc.	2,072,379
96,826	[1]	Capri Holdings Ltd.	2,009,139
52,402	[1]	Deckers Outdoor Corp.	4,270,763
45,072	[1]	DoorDash, Inc.	11,464,965
118,956		eBay, Inc.	9,672,312
43,299	[1]	Expedia Group, Inc.	9,525,780
116,820	[1]	Five Below, Inc.	18,372,281
167,254		General Motors Co.	11,555,579
5,881		Home Depot, Inc.	2,232,369
69,650	[1]	Life Time Group Holdings, Inc.	1,722,444
18,565		McDonald’s Corp.	5,540,353
39,885	[1]	O’Reilly Automotive, Inc.	3,766,739
44,479		PVH Corp.	3,484,040
16,307		Royal Caribbean Cruises Ltd.	4,677,337
64,318	[1]	SharkNinja, Inc.	5,499,189
47,358	[1]	Tesla, Inc.	21,621,768
112,647		TJX Cos., Inc.	15,786,351
15,179	[1]	Ulta Beauty, Inc.	7,891,259
703,981	[1]	Viking Holdings Ltd.	42,837,244
19,349		Yum! Brands, Inc.	2,674,225
		TOTAL	296,057,985
		Consumer Staples—4.7%
94,888		Colgate-Palmolive Co.	7,311,120
33,716		Costco Wholesale Corp.	30,730,448
133,474	[1]	Dollar Tree, Inc.	13,229,943
144,532		Estee Lauder Cos., Inc., Class A	13,974,799
55,924		Kimberly-Clark Corp.	6,694,662
89,832		Kroger Co.	5,716,010
266,853	[1]	Maplebear, Inc.	9,836,202
230,711		Philip Morris International, Inc.	33,298,519
17,943		Target Corp.	1,663,675
103,581		WalMart, Inc.	10,480,326
		TOTAL	132,935,704

Shares			Value
		COMMON STOCKS—continued
		Energy—2.1%
61,319		Cheniere Energy, Inc.	$ 12,999,628
147,821		EOG Resources, Inc.	15,645,375
30,815		Marathon Petroleum Corp.	6,006,152
183,244		PBF Energy, Inc.	6,261,447
27,776		Targa Resources, Inc.	4,278,615
96,869		Weatherford International PLC	7,138,276
106,661		Williams Cos., Inc.	6,172,472
		TOTAL	58,501,965
		Financials—14.0%
132,905		Aflac, Inc.	14,246,087
43,810		Ameriprise Financial, Inc.	19,835,854
44,385	[1]	Arch Capital Group Ltd.	3,830,869
246,021		Bank of New York Mellon Corp.	26,553,046
9,886		Cboe Global Markets, Inc.	2,428,397
160,150		Charles Schwab Corp.	15,137,378
9,246		CME Group, Inc.	2,454,720
68,355		Corebridge Financial, Inc.	2,225,639
42,769	[1]	Fiserv, Inc.	2,852,265
21,433		Globe Life, Inc.	2,818,654
15,690		Goldman Sachs Group, Inc.	12,385,215
183,808		Interactive Brokers Group, Inc., Class A	12,932,731
79,234		Intercontinental Exchange, Inc.	11,591,142
179,243		Jackson Financial, Inc.	18,069,487
63,371		Janus Henderson Group PLC	2,760,441
30,313		JPMorgan Chase & Co.	9,430,981
47,072		Mastercard, Inc.	25,983,273
120,364		Morgan Stanley	19,739,696
139,168		Northern Trust Corp.	17,906,746
150,435	[1]	PayPal Holdings, Inc.	10,420,632
147,602		Progressive Corp., OH	30,406,012
165,788		Prudential Financial, Inc.	17,241,952
283,954		State Street Corp.	32,842,120
239,094		Synchrony Financial	17,783,812
40,491		The Hartford Insurance Group, Inc.	5,028,172
154,759		The Travelers Cos., Inc.	41,571,363
53,547		Virtu Financial, Inc.	1,865,577
48,151		Visa, Inc., Class A	16,406,972
		TOTAL	396,749,233
		Health Care—10.3%
268,679		AbbVie, Inc.	58,582,769
66,736	[1]	Align Technology, Inc.	9,201,560
17,028	[1]	Alnylam Pharmaceuticals, Inc.	7,765,449
92,644		Amgen, Inc.	27,647,749
16,373	[1]	Biogen, Inc.	2,525,863
74,072	[1]	Bridgebio Pharma, Inc.	4,639,870
58,200		Cardinal Health, Inc.	11,102,814
43,342		Cencora, Inc.	14,641,361
27,531	[1]	Charles River Laboratories International, Inc.	4,957,507
286,737	[1]	Dexcom, Inc.	16,693,828
254,836	[1]	Elanco Animal Health, Inc.	5,644,617
108,299		Gilead Sciences, Inc.	12,973,137
31,027	[1]	Halozyme Therapeutics, Inc.	2,022,650

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
50,788		Humana, Inc.	$ 14,128,714
110,139	[1]	Illumina, Inc.	13,606,572
75,628	[1]	Incyte Genomics, Inc.	7,069,706
96,661		Johnson & Johnson	18,256,363
111,520		Merck & Co., Inc.	9,588,490
506,063	[1]	Moderna, Inc.	13,744,671
38,984	[1]	Regeneron Pharmaceuticals, Inc.	25,409,771
11,489	[1]	Vertex Pharmaceuticals, Inc.	4,889,374
168,733	[1]	Waystar Holding Corp.	6,049,078
		TOTAL	291,141,913
		Industrials—8.3%
16,015		3M Co.	2,666,498
54,934		Allegion PLC	9,106,409
74,193		Allison Transmission Holdings, Inc.	6,124,632
80,633		Atmus Filtration Technologies, Inc.	3,667,189
74,632		Booz Allen Hamilton Holding Corp.	6,504,925
7,802		Cintas Corp.	1,429,873
66,995		Emerson Electric Co.	9,350,492
61,059		GE Aerospace	18,864,178
101,981		GE Vernova, Inc.	59,673,162
8,850		Leidos Holdings, Inc.	1,685,660
5,658		Lennox International, Inc.	2,857,290
23,012		Lockheed Martin Corp.	11,319,143
48,943		Masco Corp.	3,169,549
4,884		Northrop Grumman Corp.	2,849,570
49,707		Paycom Software, Inc.	9,299,683
31,185		RTX Corp.	5,566,522
19,811	[1]	SkyWest, Inc.	1,990,609
9,872	[1]	SPX Technologies, Inc.	2,210,242
24,691		Trane Technologies PLC	11,077,617
173,722	[1]	Uber Technologies, Inc.	16,764,173
146,500	[1]	United Airlines Holdings, Inc.	13,776,860
284,293		Veralto Corp.	28,054,033
13,658		Verisk Analytics, Inc.	2,987,824
19,220		Vertiv Holdings Co.	3,706,769
		TOTAL	234,702,902
		Information Technology—33.8%
89,369		Accenture PLC	22,351,187
182,433	[1]	Adobe, Inc.	62,083,774
526,512		Apple, Inc.	142,353,050
5,112	[1]	AppLovin Corp.	3,258,031
100,264	[1]	Arista Networks, Inc.	15,810,630
241,467		Broadcom, Inc.	89,253,447
23,077	[1]	Cirrus Logic, Inc.	3,061,164
10,015	[1]	Commvault Systems, Inc.	1,394,288
55,298	[1]	Credo Technology Group Holding Ltd.	10,375,011
76,638		Dell Technologies, Inc.	12,416,122
154,952	[1]	Enphase Energy, Inc.	4,727,586
18,911	[1]	EPAM Systems, Inc.	3,092,705
130,046	[1]	GoDaddy, Inc.	17,313,024
7,849		IBM Corp.	2,412,861
106,079	[1]	Life360, Inc.	10,471,058

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
14,897	[1]	Lumentum Holdings, Inc.	$ 3,002,639
43,752		Microchip Technology, Inc.	2,731,000
44,704		Micron Technology, Inc.	10,003,414
364,121		Microsoft Corp.	188,545,495
80,404		NetApp, Inc.	9,469,983
254,066	[1]	Nutanix, Inc.	18,099,662
663,596		NVIDIA Corp.	134,371,554
19,178	[1]	Onto Innovation, Inc.	2,588,263
239,241	[1]	Palantir Technologies, Inc.	47,960,643
44,540	[1]	Palo Alto Networks, Inc.	9,809,490
73,496		Pegasystems, Inc.	4,678,020
35,357	[1]	Qorvo, Inc.	3,356,086
79,214		Qualcomm, Inc.	14,329,813
59,798	[1]	Rubrik, Inc.	4,500,996
106,545		Salesforce, Inc.	27,745,384
189,577		Skyworks Solutions, Inc.	14,733,924
22,435		TD SYNNEX Corp.	3,510,853
189,259		Teradyne, Inc.	34,399,716
22,266	[1]	Zoom Communications, Inc.	1,942,263
66,404	[1]	Zscaler, Inc.	21,989,021
		TOTAL	958,142,157
		Materials—1.4%
49,619		Alcoa Corp.	1,825,483
52,606	[1]	Axalta Coating Systems Ltd.	1,497,693
465,967		Celanese Corp.	17,911,771
58,416		FMC Corp.	886,171
57,329		Mosaic Co./The	1,573,681
205,874		Newmont Corp.	16,669,618
		TOTAL	40,364,417
		Real Estate—1.6%
224,224		American Healthcare REIT, Inc.	10,161,832
10,772		American Tower Corp.	1,927,972
241,660		Kilroy Realty Corp.	10,210,135
21,061		Simon Property Group, Inc.	3,701,681
44,234		SL Green Realty Corp.	2,271,416
64,535		Ventas, Inc.	4,762,038
68,825		Welltower, Inc.	12,460,078
		TOTAL	45,495,152
		Utilities—1.3%
37,325		American Electric Power Co., Inc.	4,488,705
139,797		Duke Energy Corp.	17,376,767
113,446		Edison International	6,282,639
92,276		Exelon Corp.	4,255,769
44,904		Southern Co.	4,222,772
		TOTAL	36,626,652
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,226,925,770)	2,768,462,352

Shares		Value
	INVESTMENT COMPANY—2.4%
68,033,622	Federated Hermes Government Obligations Fund, Premier Shares, 4.03%[2] (IDENTIFIED COST $68,033,622)	68,033,622
	TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $2,294,959,392)	2,836,495,974
	OTHER ASSETS AND LIABILITIES - NET—(0.2)%[3]	(5,795,029)
	NET ASSETS—100%	$2,830,700,945
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended October 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 7/31/2025	$54,556,734
Purchases at Cost	$142,169,712
Proceeds from Sales	$(128,692,824)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 10/31/2025	$68,033,622
Shares Held as of 10/31/2025	68,033,622
Dividend Income	$647,285

1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at October 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation

Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2025, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust